Fees Summary	May 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 64,932,000.00
Total Fee Amount	8,967.11
Total Offset Amount	0.00
Net Fee	$ 8,967.11
Offering Table N/A
Offset Table N/A	N/A